STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS (Statement) - EBP 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments:
Total investments	$ 1,057,416,480	$ 970,641,961
Receivables:
Notes receivable from participants	13,364,787	12,323,817
Company contributions	494,922	368,761
Total receivables	13,859,709	12,692,578
Total assets	1,071,276,189	983,334,539
Liability - accrued expenses	(87,428)	(90,957)
NET ASSETS AVAILABLE FOR BENEFITS	1,071,188,761	983,243,582
Mutual funds and common collective trust funds
Investments:
Total investments	1,012,507,864	921,899,423
Snap-on common stock
Investments:
Total investments	$ 44,908,616	$ 48,742,538